Earnings Per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net Earnings to Common Shareholders
Basic EPS	$ 384	$ 331	$ 883	$ 790
Potential dilutive effect of stock options	0	0	0	0
Diluted EPS	$ 384	$ 331	$ 883	$ 790
Weighted Average Shares
Basic EPS (shares)	502.6	494.0	501.5	492.8
Potential dilutive effect of stock options (shares)	0.3	0.2	0.3	0.4
Diluted EPS (shares)	502.9	494.2	501.8	493.2
EPS
Basic (CAD per share)	$ 0.76	$ 0.67	$ 1.76	$ 1.60
Diluted (CAD per share)	$ 0.76	$ 0.67	$ 1.76	$ 1.60